United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2009

Date of Reporting Period: 11/30/2009

Item 1.	Reports to Stockholders

Federated Premier Municipal Income Fund

Federated Premier Intermediate Municipal Income Fund

Annual Shareholder Report

November 30, 2009

Federated Investors' Closed-End Municipal Funds

Established 2002

FINANCIAL HIGHLIGHTS
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
LAST MEETING OF SHAREHOLDERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
DIVIDEND REINVESTMENT PLAN
DISCLOSURE UPDATE
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE
SOURCE OF DISTRIBUTIONS - NOTICE
CERTIFICATION DISCLOSURE

Financial Highlights - Federated Premier
Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.08	$14.60	$15.56	$15.05	$14.66
Income From Investment Operations:
Net investment income[1]	1.07	1.12	1.12	1.12	1.12
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	2.13	(3.59)	(0.96)	0.55	0.43
Distributions to preferred shareholders from net investment income[2]	(0.02)	(0.25)	(0.32)	(0.29)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	3.18	(2.72)	(0.16)	1.38	1.36
Less Distributions to Common Shareholders:
From net investment income	(1.01)	(0.80)	(0.80)	(0.87)	(0.97)
Net Asset Value, End of Period	$13.25	$11.08	$14.60	$15.56	$15.05
Market Price, End of Period	$14.47	$9.37	$13.92	$15.80	$14.44
Total Return at Net Asset Value[3]	29.89%	(19.45)%	(1.01)%	9.51%	9.49%
Total Return at Market Price[4]	67.59%	(28.31)%	(7.03)%	15.90%	7.75%
Ratios to Average Net Assets:
Net expenses[5]	1.03%	0.98%[6]	0.85%	0.85%	0.85%
Net expenses excluding interest and trust expenses on inverse floater structures[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income[7]	8.59%	6.37%	5.33%	5.49%	6.16%
Expense waiver/reimbursement[8]	0.56%	0.54%	0.47%[9]	0.45%[9]	0.45%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,443	$67,990	$89,528	$95,291	$92,013
Portfolio turnover	79%	32%	12%	21%	3%

Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[10]
11/30/2009	$36,575,000	$80,668	$50,006	$25,003	$25,000
11/30/2008	$44,075,000	$63,565	$50,006	$25,003	$25,000
11/30/2007	$53,675,000	$66,699	$50,006	$25,003	$25,000
11/30/2006	$53,675,000	$69,383	$50,034	$25,017	$25,000
11/30/2005	$53,675,000	$67,857	$50,024	$25,012	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable.
4	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
5	Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended November 30, 2008, is 0.98% after taking into account this expense reduction.
7	Ratios reflect reductions for dividend payments to preferred shareholders.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.
10	Represents initial public offering price.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Federated Premier
Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

Year Ended November 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.90	$14.15	$14.83	$14.41	$14.53
Income From Investment Operations:
Net investment income[1]	0.92	0.97	0.99	0.96	0.92
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	1.54	(2.29)	(0.66)	0.44	(0.08)
Distributions to preferred shareholders from net investment income[2]	(0.02)	(0.24)	(0.32)	(0.29)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	2.44	(1.56)	0.01	1.11	0.64
Less Distributions to Common Shareholders:
From net investment income	(0.88)	(0.69)	(0.69)	(0.69)	(0.76)
Net Asset Value, End of Period	$13.46	$11.90	$14.15	$14.83	$14.41
Market Price, End of Period	$13.62	$9.37	$12.50	$13.81	$12.68
Total Return at Net Asset Value[3]	21.24%	(11.47)%	0.10%	7.94%	4.46%
Total Return at Market Price[4]	56.22%	(20.62)%	(4.80)%	14.63%	(0.66)%
Ratios to Average Net Assets:
Net expenses[5]	1.08%	0.98%[6]	0.89%	0.89%	0.89%
Net expenses excluding interest and trust expenses on inverse floater structures[5]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income[7]	7.01%	5.43%	4.63%	4.61%	4.97%
Expense waiver/reimbursement[8]	0.43%	0.45%	0.42%[9]	0.39%[9]	0.40%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$93,598	$82,655	$98,317	$103,017	$100,124
Portfolio turnover	47%	20%	17%	46%	15%

Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[10]
11/30/2009	$41,900,000	$80,846	$50,000	$25,000	$25,000
11/30/2008	$50,900,000	$65,597	$50,004	$25,002	$25,000
11/30/2007	$61,025,000	$65,277	$50,018	$25,009	$25,000
11/30/2006	$61,025,000	$67,203	$50,010	$25,005	$25,000
11/30/2005	$61,025,000	$66,017	$50,004	$25,002	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable.
4	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
5	Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended November 30, 2008, is 0.98% after taking into account this expense reduction.
7	Ratios reflect reductions for dividend payments to preferred shareholders.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.
10	Represents initial public offering price.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Portfolio of Investments Summary
Table (unaudited) - Federated Premier
Municipal Income Fund

At November 30, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Investments[2]
GO State	16.4%
GO Local	12.7%
Special Tax	10.4%
Hospital	9.1%
Transportation	8.4%
Pre-refunded	7.9%
Senior Care	5.7%
Water & Sewer	5.6%
Education	5.5%
Public Power	5.1%
Other[3]	13.2%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed funds, usually U.S. government securities.
2	Percentages reflect the fully consolidated asset of any inverse floater trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 86.8% of the Fund's total investments. Remaining sectors have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments - Federated Premier Municipal Income Fund

November 30, 2009

Principal Amount		Value
	Municipal Bonds – 98.0%
	Alabama – 0.2%
$350,000	Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	309,789
	Arizona – 1.3%
1,000,000	Phoenix, AZ Civic Improvement Corp. — Water System, Junior Lien Water System Revenue Bonds (Series 2009A), 5.00%, 7/1/2028	1,078,120
750,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	671,850
	TOTAL	1,749,970
	California – 12.6%
2,500,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.00%, 4/1/2028	2,629,325
1,280,000	California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	1,367,398
2,000,000	California State, UT GO Various Purpose Bonds, 5.75% (Original Issue Yield: 5.95%), 4/1/2031	2,034,500
1,500,000	California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2025	1,519,785
1,000,000	California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	1,017,770
1,000,000	Chula Vista, CA, Industrial Development Refunding Revenue Bonds (Series 2004-B), 5.875% (San Diego Gas & Electric Co.), 2/15/2034	1,077,310
375,000	Chula Vista, CA, Industrial Development Refunding Revenue Bonds (Series 2004-D), 5.875% (San Diego Gas & Electric Co.), 1/1/2034	403,991
260,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	187,036
750,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Agency PRF 6/1/2013@100), 6/1/2042	912,653
1,500,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (GTD by Citigroup, Inc.), 11/1/2034	1,647,120
2,000,000	Regents of University of California, General Revenue Bonds (Series 2009Q), 5.25%, 5/15/2029	2,170,120
2,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,109,660
	TOTAL	17,076,668
	Colorado – 4.4%
725,000	Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	914,667
Annual Shareholder Report

Principal Amount			Value
$1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	888,240
500,000		Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	508,490
320,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	341,347
250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	300,753
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	627,205
665,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	472,323
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,216,960
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	627,205
		TOTAL	5,897,190
		Connecticut – 1.1%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	1,139,237
275,000		Connecticut State, UT GO Bonds (Series 2009A), 5.00%, 2/15/2029	300,424
		TOTAL	1,439,661
		District of Columbia – 1.7%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,351,400
		Florida – 4.9%
540,000		Broward County, FL Airport System, Airport System Refunding Revenue Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	553,856
400,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	490,120
1,235,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	845,036
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	322,108
Annual Shareholder Report

Principal Amount		Value
$1,000,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.25%, 10/1/2039	1,044,960
1,000,000	South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,029,980
1,000,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.65% (Original Issue Yield: 6.70%), 5/1/2040	781,080
490,000	Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	255,221
990,000	Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	899,049
490,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	421,425
	TOTAL	6,642,835
	Georgia – 3.0%
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,624,650
1,000,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	872,490
1,500,000	DeKalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2024	1,527,060
	TOTAL	4,024,200
	Guam – 0.3%
375,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	379,433
	Hawaii – 1.7%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	797,782
1,400,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,496,460
	TOTAL	2,294,242
	Illinois – 2.5%
980,000	Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	710,431
1,000,000	Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	901,290
420,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	302,308
Annual Shareholder Report

Principal Amount			Value
$1,000,000		Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	1,001,980
625,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	489,694
		TOTAL	3,405,703
		Indiana – 1.2%
1,930,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,644,264
		Kentucky – 0.3%
325,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	332,173
		Maryland – 0.4%
550,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	521,367
		Mississippi – 1.2%
2,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(Syncora Guarantee, Inc. INS), 3/1/2041	1,651,180
		Missouri – 0.4%
500,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	476,205
		New Jersey – 0.4%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	479,610
214,016	[3]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	21
		TOTAL	479,631
		New Mexico – 0.6%
750,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	785,100
		New York – 5.8%
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	728,355
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	743,008
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,119,120
$2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.25% (Original Issue Yield: 5.50%), 6/15/2040	2,082,360
Annual Shareholder Report

Principal Amount			Value
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2025	1,071,360
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.25% (Original Issue Yield: 5.44%), 11/15/2034	2,105,020
		TOTAL	7,849,223
		North Carolina – 1.4%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,062,500
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	766,472
		TOTAL	1,828,972
		Ohio – 1.6%
1,090,000		Ohio State Air Quality Development Authority, 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,140,478
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2026	537,490
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	534,370
		TOTAL	2,212,338
		Oregon – 0.3%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	349,720
		Pennsylvania – 7.0%
1,000,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2009), 6.50% (United States Steel Corp.), 5/1/2017	1,013,410
935,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,110,462
360,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	427,558
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	515,480
$2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50%, 12/1/2041	2,032,300
Annual Shareholder Report

Principal Amount		Value
1,630,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,653,716
2,500,000	Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.25% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.30%), 8/1/2022	2,725,575
	TOTAL	9,478,501
	Puerto Rico – 1.5%
2,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.00% (Original Issue Yield: 6.25%), 8/1/2042	2,048,420
	South Carolina – 0.8%
1,170,000	South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,141,160
	South Dakota – 2.0%
1,000,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	954,620
1,750,000	South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,771,630
	TOTAL	2,726,250
	Tennessee – 3.7%
2,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Revenue Bonds (Series A), 7.50% (Mountain States Health Alliance)/(MBIA GIC & cash collateral PRF 7/1/2012@103), 7/1/2025	2,270,800
2,580,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	2,762,793
	TOTAL	5,033,593
	Texas – 16.5%
700,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	676,102
385,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	311,203
585,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	419,088
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Refunding Revenue Bonds (Series 2009), 5.625% (St. Luke's Episcopal Hospital), 2/15/2025	2,077,720
1,500,000	Harris County, TX Flood Control District, LT GO Refunding Bonds (Series 2006A), 5.00%, 10/1/2026	1,613,940
$2,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2022	2,126,860
Annual Shareholder Report

Principal Amount			Value
1,500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2009), 5.25%, 5/15/2029	1,562,385
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (Texas Competitive Electric Holdings Co. LLC), 8/1/2022	543,974
10,000,000	[4]	Spring Branch, TX ISD, LT GO Bonds, 5.250%, 2/1/2034	10,534,197
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	428,500
1,985,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	2,018,546
		TOTAL	22,312,515
		Virginia – 3.6%
1,000,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	855,240
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,691,270
1,200,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2028	1,303,776
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Refunding Revenue Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,014,740
		TOTAL	4,865,026
		Washington – 10.6%
1,000,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	831,180
12,790,000	[4]	Washington State, UT GO Bonds (Series 2008A), 5.000%, 7/1/2030	13,558,551
		TOTAL	14,389,731
		Wisconsin – 4.1%
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,180,060
1,500,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.38%), 2/15/2032	1,392,285
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	161,450
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	468,300
$500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	467,605
Annual Shareholder Report

Principal Amount		Value
1,000,000	Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	908,760
	TOTAL	5,578,460
	Wyoming – 0.9%
1,200,000	Sweetwater County, WY PCRB, PCR Refunding Bonds (Series 2006), 5.25% (Idaho Power Co.), 7/15/2026	1,228,068
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $132,237,507)	132,502,988
	Short-Term Municipals – 2.0%;5
	New York – 1.2%
1,600,000	New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.220%, 12/1/2009	1,600,000
	Pennsylvania – 0.8%
800,000	Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.210%, 12/1/2009	800,000
300,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 0.190%, 12/1/2009	300,000
	TOTAL	1,100,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,700,000
	TOTAL MUNICIPAL INVESTMENTS — 100.0% (IDENTIFIED COST $134,937,507)[6]	135,202,988
	OTHER ASSETS AND LIABILITIES — NET[7]	(17,185,231)
	LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(36,575,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$81,442,757
Annual Shareholder Report

At November 30, 2009, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, these restricted securities amounted to $2,367,948, which represented 1.8% of total market value.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2009, these liquid restricted securities amounted to $785,100, which represented 0.6% of total market value.
3	Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. Subsequent distributions occurred on March 19, 2009 and August 12, 2009. The market value of the remaining par is adjusted to reflect the expected value of future distributions.
4	Underlying security in inverse floater structure.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $117,745,408.
7	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total market value at November 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$ —	$132,502,988	$ —	$132,502,988
Short-Term Municipals	—	2,700,000	—	2,700,000
TOTAL SECURITIES	$ —	$135,202,988	$ —	$135,202,988
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
CDA	— Community Development Authority
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Portfolio of Investments Summary
Table (unaudited) - Federated Premier
Intermediate Municipal Income Fund

At November 30, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Investments[2]
GO State	29.5%
Special Tax	10.2%
Pre-refunded	8.4%
Hospital	7.6%
Senior Care	6.5%
GO Local	6.0%
Public Power	5.3%
Electric & Gas	4.9%
Water & Sewer	4.4%
Education	3.6%
Other[3]	13.6%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed funds, usually U.S. government securities.
2	Percentages reflect the fully consolidated asset of any inverse floater trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 86.4% of the Fund's total investments. Remaining sectors have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments - Federated Premier
Intermediate Municipal Income Fund

November 30, 2009

Principal Amount		Value
	Municipal Bonds – 97.6%
	Alabama – 0.2%
$350,000	Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	309,789
	Arizona – 2.5%
1,500,000	Arizona Transportation Board, Subordinated Highway Revenue Bonds (Series 2004B), 5.00%, 7/1/2020	1,636,500
690,000	Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	696,879
1,500,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,500,825
	TOTAL	3,834,204
	Arkansas – 1.5%
1,000,000	Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(United States Agency PRF 2/1/2010@100)/(Original Issue Yield: 7.40%), 2/1/2020	1,010,940
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	976,680
300,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	302,697
	TOTAL	2,290,317
	California – 7.4%
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	605,220
1,705,000	California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	1,821,418
2,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 10/1/2018	2,111,380
1,335,000	California Statewide Communities Development Authority, Proposition 1A Receivables Program (Series 2009), 5.00% (California State), 6/15/2013	1,407,237
2,000,000	California Statewide Communities Development Authority, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,822,080
1,680,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (United States Agency PRF 6/1/2013@100)/(Original Issue Yield: 6.55%), 6/1/2033	1,873,603
1,500,000	San Diego, CA Public Facilities Authority, Senior Sewer Refunding Revenue Bonds (Series 2009B), 5.00%, 5/15/2016	1,691,445
	TOTAL	11,332,383
Annual Shareholder Report

Principal Amount			Value
		Colorado – 3.4%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	914,667
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	444,120
260,000		Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	265,494
1,265,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,285,430
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102), 12/1/2016	1,052,515
600,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Department of Aviation), 11/15/2016	667,476
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	627,205
		TOTAL	5,256,907
		District of Columbia – 0.7%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2016	1,033,960
		Florida – 5.0%
600,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), (Original Issue Yield: 8.95%), 10/1/2033	735,180
1,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-1), 5.00% (Assured Guaranty Corp. INS), 6/1/2014	1,061,950
180,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 7.04% (Original Issue Yield: 7.087%), 11/1/2014	169,258
1,000,000		Florida Municipal Loan Council, Revenue Bonds (Series 2003B), 5.25% (National Public Finance Guarantee Corporation INS), 12/1/2019	1,043,030
385,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	330,738
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	545,450
1,500,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.375%, 5/1/2017	1,327,080
$2,390,000		University of Central Florida Athletics Association, Inc., FL, COP (Series 2004A), 5.125% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2022	2,410,912
		TOTAL	7,623,598
Annual Shareholder Report

Principal Amount		Value
	Georgia – 4.3%
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,686,675
1,400,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	1,451,884
500,000	DeKalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2016	543,705
750,000	Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	671,438
2,115,000	Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (National Public Finance Guarantee Corporation INS), 11/1/2015	2,267,597
	TOTAL	6,621,299
	Guam – 0.9%
1,250,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.00%, 12/1/2015	1,301,500
	Hawaii – 1.1%
1,550,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,662,391
	Illinois – 3.8%
1,825,000	Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (FSA INS), 1/1/2019	2,024,436
1,000,000	Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	947,140
1,000,000	Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	1,033,280
875,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	753,882
1,000,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,082,340
	TOTAL	5,841,078
	Indiana – 1.4%
1,050,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,069,719
$955,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,011,039
	TOTAL	2,080,758
Annual Shareholder Report

Principal Amount			Value
		Kansas – 0.7%
1,055,000		Butler County, KS Union School District No. 394, UT GO Bonds, 5.00% (FSA INS), 9/1/2020	1,146,405
		Kentucky – 1.4%
1,335,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	1,384,248
665,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.45%), 10/1/2012	703,251
		TOTAL	2,087,499
		Louisiana – 1.6%
981,000		Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	805,980
1,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(National Public Finance Guarantee Corporation INS), 12/1/2014	1,074,680
635,000		West Feliciana Parish, LA, PCRBs, 7.00% (Entergy Gulf States Louisiana LLC), 11/1/2015	636,022
		TOTAL	2,516,682
		Maryland – 10.0%
13,500,000	[2]	Maryland State, UT GO Bonds (Second Series 2008), 5.000%, 7/15/2022	15,381,765
		Michigan – 2.5%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,229,260
1,500,000		Michigan State Building Authority, Refunding Revenue Bonds (Series 2009I), 5.00% (Michigan State), 10/15/2016	1,636,560
		TOTAL	3,865,820
		Mississippi – 0.6%
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds , 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	962,100
		Nevada – 2.4%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,042,780
$975,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	922,174
815,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	730,713
		TOTAL	3,695,667
Annual Shareholder Report

Principal Amount			Value
		New Jersey – 0.3%
500,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	498,980
255,556	[3]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	26
		TOTAL	499,006
		New Mexico – 2.5%
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,000,440
655,000		Mariposa East Public Improvement District, NM, UT GO Bonds, Series 2006, 5.75%, 9/1/2021	555,040
2,000,000		New Mexico State, UT GO Capital Project Bonds, 5.00%, 3/1/2016	2,333,920
		TOTAL	3,889,400
		New York – 7.6%
305,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	305,177
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	2,026,760
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	791,048
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	2,089,500
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2015	2,283,300
2,000,000		Tobacco Settlement Financing Corp., NY, (Series 2003B-1C), 5.50% (New York State), 6/1/2019	2,135,140
2,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A-1), 5.25% (New York State)/(AMBAC INS), 6/1/2022	2,091,540
		TOTAL	11,722,465
		North Carolina – 4.6%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series D), 5.50%, 1/1/2014	1,094,630
$965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	930,800
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	3,341,280
Annual Shareholder Report

Principal Amount			Value
1,500,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	1,658,325
		TOTAL	7,025,035
		Ohio – 2.4%
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,677,060
1,000,000		Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00% (AMBAC INS), 12/1/2022	1,026,230
925,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	971,102
		TOTAL	3,674,392
		Oregon – 1.0%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	349,720
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101), 12/1/2018	1,198,330
		TOTAL	1,548,050
		Pennsylvania – 12.1%
1,090,000		Allegheny County, PA Hospital Development, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.30%), 11/15/2015	1,201,071
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005) , 5.50% (United States Steel Corp.), 11/1/2016	428,475
1,000,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2009), 6.50% (United States Steel Corp.), 5/1/2017	1,013,410
12,000,000	[2]	Commonwealth of Pennsylvania, UT GO Bonds 5.000%, 3/15/2025	13,274,160
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,083,760
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	1,552,200
		TOTAL	18,553,076
		South Carolina – 2.1%
$1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,036,980
Annual Shareholder Report

Principal Amount		Value
2,000,000	Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/(CIFG Assurance NA INS), 12/1/2019	2,134,820
	TOTAL	3,171,800
	South Dakota – 1.1%
1,715,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,637,173
	Tennessee – 0.8%
1,000,000	Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2016	1,176,180
	Texas – 5.7%
1,000,000	Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	937,460
1,000,000	Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 10/1/2014	638,380
1,000,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,047,170
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,110,380
390,000	Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (FSA INS)/(Original Issue Yield: 5.29%), 3/1/2021	416,454
165,000	Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(National Public Finance Guarantee Corporation INS), 3/1/2018	170,221
545,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	537,397
500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	459,615
1,000,000	Tyler, TX HFDC, Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	1,025,930
2,235,000	West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,378,554
	TOTAL	8,721,561
Annual Shareholder Report

Principal Amount		Value
	Virginia – 2.3%
$187,000	Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	168,119
1,000,000	Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	994,060
1,000,000	Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,224,920
1,000,000	Virginia Public Schools Authority, School Financing Bonds (1997 Resolution) (Series 2009B), 5.00%, 8/1/2016	1,169,740
	TOTAL	3,556,839
	Washington – 1.3%
500,000	Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00% (Skagit Valley Hospital), 12/1/2018	507,620
1,490,000	Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,505,362
	TOTAL	2,012,982
	Wisconsin – 2.4%
200,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	204,634
500,000	Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	502,115
2,000,000	Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	2,134,260
830,000	Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	811,184
	TOTAL	3,652,193
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $146,677,284)	149,684,274
	Short-Term Municipals – 2.4%;4
	Michigan – 1.4%
2,200,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.260%, 12/3/2009	2,200,000
	Pennsylvania – 1.0%
1,250,000	Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.210%, 12/1/2009	1,250,000
Annual Shareholder Report

Principal Amount		Value
$300,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.190%, 12/1/2009	300,000
	TOTAL	1,550,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,750,000
	TOTAL MUNICIPAL INVESTMENTS — 100.0% (IDENTIFIED COST $150,427,284)[5]	153,434,274
	OTHER ASSETS AND LIABILITIES — NET[6]	(17,936,392)
	LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(41,900,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$93,597,882

At November 30, 2009 the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, these restricted securities amounted to $1,875,948, which represented 1.2% of total market value.
2	Underlying security in inverse floater structure.
3	Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. Subsequent distributions occurred on March 19, 2009 and August 12, 2009. The market value of the remaining par is adjusted to reflect the expected value of future distributions.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $131,168,940.
6	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$ —	$149,684,274	$ —	$149,684,274
Short-Term Municipals	—	3,750,000	—	3,750,000
TOTAL SECURITIES	$ —	$153,434,274	$ —	$153,434,274

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
CDA	— Community Development Authority
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GO	— General Obligation
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facilities Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
SID	— Special Improvement District
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statements of Assets and Liabilities

November 30, 2009

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Total investments in securities, at value	$135,202,988	$153,434,274
Cash	16,500	49,652
Income receivable	2,040,683	2,293,394
Receivable for investments sold	—	5,150
TOTAL ASSETS	137,260,171	155,782,470
Liabilities:
Payable for floating rate certificate securities (Note 2)	17,100,000	19,125,000
Payable for investments purchased	1,523,475	540,790
Income distribution payable — Common Shares	553,424	549,344
Income distribution payable — Preferred Shares	4,693	635
Payable for Directors'/Trustees' fees	2,604	2,621
Accrued expenses	58,218	66,198
TOTAL LIABILITIES	19,242,414	20,284,588
Auction Market Preferred Shares (1,463 and 1,676 shares, respectively, authorized and issued at $25,000 per share)	$36,575,000	$41,900,000
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$87,139,845	$98,564,352
Net unrealized appreciation of investments	265,481	3,006,990
Accumulated net realized loss on investments	(6,633,813)	(8,432,293)
Undistributed net investment income	671,244	458,833
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$81,442,757	$93,597,882
Common Shares Outstanding, ($0.01 par value, unlimited shares authorized)	6,148,789	6,953,476
Net asset value per share	$13.25	$13.46
Investments, at identified cost	$134,937,507	$150,427,284

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statements of Operations

Year Ended November 30, 2009

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$7,427,083	$7,427,458
Expenses:
Investment adviser fee (Note 5)	$627,727	$730,121
Administrative personnel and services fee (Note 5)	150,000	150,000
Custodian fees	4,956	4,933
Transfer and dividend disbursing agent fees and expenses	34,371	34,149
Directors'/Trustees' fees	12,636	12,779
Auditing fees	42,908	43,209
Legal fees	5,498	8,684
Portfolio accounting fees	75,654	77,408
Printing and postage	21,741	22,878
Insurance premiums	4,083	4,106
Auction agent fees	6,501	6,501
Trailer commission fees (Note 2)	100,214	113,330
Interest and trust expenses (Note 2)	131,616	164,124
Miscellaneous	71,942	72,577
TOTAL EXPENSES	1,289,847	1,444,799
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(118,724)	$(138,306)
Waiver of adminstrative personnel and services fee	(150,000)	(150,000)
Reimbursement of other operating expenses	(151,207)	(92,292)
TOTAL WAIVERS AND REIMBURSEMENT	(419,931)	(380,598)
Net expenses	869,916	1,064,201
Net investment income	6,557,167	6,363,257
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(2,789,157)	(4,052,217)
Net change in unrealized depreciation of investments	15,896,294	14,846,199
Net realized and unrealized gain on investments	13,107,137	10,793,982
Income distributions declared to Preferred Shareholders	(143,262)	(161,038)
Change in net assets resulting from operations applicable to common shares	$19,521,042	$16,996,201

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statements of Changes in Net Assets

Year Ended November 30	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,557,167	$6,837,312	$6,363,257	$6,771,960
Net realized loss on investments	(2,789,157)	(1,660,730)	(4,052,217)	(948,465)
Net change in unrealized appreciation/depreciation of investments	15,896,294	(20,364,198)	14,846,199	(15,016,855)
Distributions from net investment income — Preferred Shares	(143,262)	(1,510,335)	(161,038)	(1,675,137)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	19,521,042	(16,697,951)	16,996,201	(10,868,497)
Distributions to Common Shareholders:
Distributions from net investment income — Common Shares	(6,209,927)	(4,932,705)	(6,139,077)	(4,793,417)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	141,293	92,689	85,482	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	141,293	92,689	85,482	—
Change in net assets	13,452,408	(21,537,967)	10,942,606	(15,661,914)
Net Assets Applicable to Common Shares:
Beginning of period	67,990,349	89,528,316	82,655,276	98,317,190
End of period	$81,442,757	$67,990,349	$93,597,882	$82,655,276
Undistributed net investment income included at end of period	$671,244	$458,085	$458,833	$366,512

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

November 30, 2009

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the “Fund”, or collectively as the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, closed-end management investment companies. Each Fund's investment objective is to provide current income exempt from federal income tax, including the federal AMT.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), each Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate each Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures or under each Fund's Statement of Preferences. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at November 30, 2009, was 0.155% and 0.166%, respectively.

Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for preferred shares. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the year ended November 30, 2009 were $100,214 and $113,330, respectively.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2009, the Funds did not have a liability for any uncertain tax positions. The Annual Shareholder Report

Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Funds may participate in Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Funds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable-rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual-interest tax-exempt security, which is transferred to the Funds, is also created by the trust and pays interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Funds' investments, and the related floating rate notes reflected as Fund liabilities under the caption, “Payable for floating rate certificate securities” in the Statements of Assets and Liabilities. At November 30, 2009, for Federated Premier Municipal Income Fund investments with a value of $24,092,748 are held by the trust and serve as collateral for the $17,100,000 in floating-rate certificate securities outstanding at that date, and for Federated Premier Intermediate Municipal Income Fund investments with a value of $28,655,925 are held by the trust and serve as collateral for the $19,125,000 in floating-rate certificate securities outstanding at that date. The Federated Premier Municipal Income Fund and the Federated Premier Intermediate Municipal Income Fund recorded interest and trust expenses of $131,616 and $164,124, respectively, for these investments for the year ended November 30, 2009.

While these inverse floater structures are accounted for as secured borrowings, the Funds' Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Funds.

Restricted Securities

The Funds may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Annual Shareholder Report under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at November 30, 2009, is as follows:

Federated Premier Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost	Market Value
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$400,000	$490,120
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$349,720
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000	$743,008

Federated Premier Intermediate Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost	Market Value
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), (Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$600,000	$735,180
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$349,720
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000	$791,048

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. Common shares

The following tables summarize share activity:

Federated Premier Municipal Income Fund
Year Ended November 30	2009	2008
Shares issued to shareholders in payment of distributions declared	10,995	6,638
TOTAL CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	10,995	6,638
Federated Premier Intermediate Municipal Income Fund
Year Ended November 30	2009	2008
Shares issued to shareholders in payment of distributions declared	6,495	—
TOTAL CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	6,495	—

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and inverse floater structures.

For the year ended November 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
Federated Premier Municipal Income Fund	$9,181	$(9,181)
Federated Premier Intermediate Municipal Income Fund	$29,179	$(29,179)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended November 30, 2009 and 2008, was as follows:

	2009 Tax-Exempt Income	2008 Tax-Exempt Income
Federated Premier Municipal Income Fund	$6,353,189	$6,443,040
Federated Premier Intermediate Municipal Income Fund	$6,300,115	$6,468,554
Annual Shareholder Report

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Undistributed tax-exempt income	$671,244	$458,833
Net unrealized appreciation	$357,580	$3,140,334
Capital loss carryforwards	$(6,725,912)	$(8,565,637)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and inverse floater structures.

At November 30, 2009, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$117,745,408	$5,544,896	$5,187,316	$357,580
Federated Premier Intermediate Municipal Income Fund	$131,168,940	$5,949,624	$2,809,290	$3,140,334

At November 30, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $6,725,912 and $8,565,637, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	2011	2012	2013	2015	2016	2017	Total Capital Loss Carryforwards
Federated Premier Municipal Income Fund	$ —	$1,497,121	$678,904	$ —	$1,763,799	$2,786,088	$6,725,912
Federated Premier Intermediate Municipal Income Fund	$5,504	$1,598,165	$1,175,977	$615,196	$1,122,663	$4,048,132	$8,565,637

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the “Agreement”) with Federated Investment Management Company (the “Adviser”), to serve as investment manager to the Funds. The Agreement provides for an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.

Annual Shareholder Report

In order to reduce the Funds' expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily net value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010. Effective January 1, 2008 and continuing through December 31, 2008, the contractual waiver was reduced to 0.15%. Effective January 1, 2009 and continuing through December 31, 2009, the contractual waiver was reduced to 0.10%. For the year ended November 30, 2009, the Adviser waived $118,724 and $138,306 of its fee for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively. Additionally, for the year ended November 30, 2009, the Adviser reimbursed other operating expenses of $151,207 and $92,292 for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2009, FAS waived its entire fee of $150,000 on each Fund.

Interfund Transactions

During the year ended November 30, 2009, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$84,270,000	$71,900,000
Federated Premier Intermediate Municipal Income Fund	$50,965,000	$56,305,000

General

Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

6. PREFERRED SHARES

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date. As of November 30, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 1,463 and 1,676 AMPS, respectively.

On July 17, 2008, the Funds' Trustees approved a plan to use inverse floater structures to refinance a portion of the Funds' outstanding AMPS. During the year ended November 30, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $7,500,000 and $9,000,000, representing 300 and 360 of their outstanding preferred shares, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater structures. During the year ended November 30, 2008, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $9,600,000 and $10,125,000, representing 384 and 405 of their outstanding preferred shares, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater structures.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement, and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations (NRSROs) rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At November 30, 2009, there were no such restrictions on the Funds.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2009, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$88,336,585	$96,341,835
Federated Premier Intermediate Municipal Income Fund	$60,901,861	$70,569,415

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the year ended November 30, 2009, the program was not utilized.

Annual Shareholder Report

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through January 25, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2009, 100.0% of the distributions from net investment income for each Fund is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees AND SHAREHOLDERS OF Federated premier municipal income fund and federated premier intermediate municipal income fund:

We have audited the accompanying statements of assets and liabilities of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (the “Funds”) including the portfolios of investments, as of November 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 25, 2010

Annual Shareholder Report

Board of Trustees and Fund Officers

The Board is responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested persons” of the Funds (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Year of Term Expiration
John F. Donahue*+ Birth Date: July 28, 1924 TRUSTEE Began serving: December 2002	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee. Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	2010
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: December 2002	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
	Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.	2011
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
+	Member of Executive Committee
Annual Shareholder Report

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Year of Term Expiration
John T. Conroy, Jr., Ph. D.++ Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: December 2002	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	2010
Nicholas P. Constantakis++** Birth Date: September 3, 1939 TRUSTEE Began serving: December 2002	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services). Previous Position: Partner, Andersen Worldwide SC.	2011
John F. Cunningham++ Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: December 2002	Principal Occupations: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	2011
Maureen Lally-Green++ Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law. Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University. Previous Positions: Pennsylvania Superior Court Judge.	2010
Annual Shareholder Report

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Year of Term Expiration
Peter E. Madden+ ++ Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: December 2002	Principal Occupation: Director or Trustee and Chairman of the Board of Directors or Trustees of the Federated Fund Complex. Other Directorships Held: Board of Overseers, Babson College. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	2010
Charles F. Mansfield, Jr.**++ Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: December 2002	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
	Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).	2012
R. James Nicholson++ Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
	Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.	2012
Annual Shareholder Report

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Year of Term Expiration
Thomas M. O'Neill++ ** Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
	Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).	2010
John S. Walsh+**++ Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: December 2002	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Previous Position: Vice President, Walsh & Kelly, Inc.	2010
James F. Will++ Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College. Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation. Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.	2012
+	Member of Executive Committee
**	Member of Audit Committee
++	Member of Nominating Committee
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: December 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER, TAX-FREE FIXED INCOME, AND VICE PRESIDENT Began serving: December 2002	Principal Occupations: Mary Jo Ochson was the Fund's Portfolio Manager from December 2002 through December 2009. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Last Meeting of Shareholders (unaudited)

FEDERATED PREMIER MUNICIPAL INCOME FUND

An Annual Meeting of Fund shareholders (Common Shares and Preferred Shares) was held on September 18, 2009. On July 8, 2009, the record date for shareholders voting at the meeting, there were 6,145,129 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF THREE CLASS III TRUSTEES - COMMON SHARES AND PREFERRED SHARES:

1. R. James Nicholson

For	Withheld Authority to Vote
5,733,129	130,263

2. Charles F. Mansfield, Jr.

For	Withheld Authority to Vote
5,748,338	115,054

3. James F. Will

For	Withheld Authority to Vote
5,723,730	139,662

An Annual Meeting of Fund shareholders (Preferred Shares) was held on September 18, 2009. On July 8, 2009, the record date for shareholders voting at the meeting, there were 1,463 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF TWO TRUSTEES - PREFERRED SHARES ONLY:

1. Peter E. Madden

For	Withheld Authority to Vote
1,178	0
Annual Shareholder Report

2. John S. Walsh

For	Withheld Authority to Vote
1,178	0

The following Trustees of the Fund continued their terms as Trustees of the Fund: John F. Donahue, J. Christopher Donahue, John T. Conroy, Jr., Nicholas P. Constantakis, John F. Cunningham, and Thomas M. O'Neill.

FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND

An Annual Meeting of Fund shareholders (Common Shares and Preferred Shares) was held on September 18, 2009. On July 8, 2009, the record date for shareholders voting at the meeting, there were 6,948,657 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF Three CLASS Iii TRUSTEES - COMMON SHARES AND PREFERRED SHARES:

1. R. James Nicholson

For	Withheld Authority to Vote
6,372,233	195,022

2. Charles F. Mansfield, Jr.

For	Withheld Authority to Vote
6,391,328	175,927

3. James F. Will

For	Withheld Authority to Vote
6,383,493	183,762

An Annual Meeting of Fund shareholders (Preferred Shares) was held on September 18, 2009. On July 8, 2009, the record date for shareholders voting at the meeting, there were 1,676 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

Annual Shareholder Report

ELECTION OF TWO TRUSTEES - PREFERRED SHARES ONLY:

1. Peter E. Madden

For	Withheld Authority to Vote
588	0

2. John S. Walsh

For	Withheld Authority to Vote
588	0

The following Trustees of the Fund continued their terms as Trustees of the Fund: John F. Donahue, J. Christopher Donahue, John T. Conroy, Jr., Nicholas P. Constantakis, John F. Cunningham, and Thomas M. O'Neill.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED PREMIER MUNICIPAL INCOME FUND (“FMN” OR THE “FUND”)
Federated Premier Intermediate Municipal Income Fund (“fpt” OR the “Fund”)

The Fund's Board reviewed each Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the investment company industry and market practices; the range of comparable fees for similar funds; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other closed-end funds with comparable investment programs to be particularly useful, given the high degree of competition in the investment company industry. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of Annual Shareholder Report investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to Federated registered investment companies as well as products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that registered investment companies and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; portfolio management techniques made necessary by such differences; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other regulated investment companies, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

FMN's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed FMN's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FMN.

FPT's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed FPT's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FPT.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the Annual Shareholder Report marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board also considered whether the Fund might benefit from “economies of scale” and noted that, as a “closed-end fund,” the Fund has made an offering of a fixed number of common shares, and preferred shares contemplated at the time of the Fund's initial public offering. The Board noted that the Fund has not made and does not expect to make additional offerings to raise more assets, although the Fund may make additional offerings to replace the existing preferred shares. Accordingly, the Board noted that the Fund is unlikely to grow materially in size and, as a consequence, there are no meaningful “economies of scale” to be realized from internal growth. The Board concluded that this was not a relevant consideration in its overall evaluation.

It was noted in the materials for the Board meeting that for the period covered by the report, FMN's investment advisory fee was below the median of the relevant peer group. The Board reviewed the fees and other expenses of FMN with the Adviser and was satisfied that the overall expense structure of FMN remained competitive.

It was noted in the materials for the Board meeting that for the period covered by the report, FPT's investment advisory fee was above the median of the relevant peer group. The Board reviewed the fees and other expenses of FPT with the Adviser and was satisfied that the overall expense structure of FPT remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FPT.

Annual Shareholder Report

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Dividend Reinvestment Plan

The following description of each Fund's Dividend Reinvestment Plan (the “Plan”) is furnished to you annually as required by federal securities laws.

Unless the registered owner of a Fund's common shares elects to receive cash by contacting Computershare Trust Co., N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, as agent for shareholders in the Plan, in additional common shares of the Fund. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator at the address set forth below if your Shares are registered in your name, or by contacting your bank, broker, or other nominee if your Shares are held in street or other nominee name. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice to the Plan Administrator. Such notice will be effective for a dividend if received and processed by the Plan Administrator prior to the dividend record date; otherwise the notice will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may reinvest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which the shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution payable in cash (together, a “dividend”), non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either: (1) through receipt from the Fund of additional authorized but unissued common shares (“newly issued common shares”); or (2) by purchase of outstanding common shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for a dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value (NAV) per common share, the Plan Administrator will invest the dividend amount on behalf of the participants in newly issued common shares. The number of newly issued common shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV per common share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any dividend, Annual Shareholder Report the NAV per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the dividend amount in common shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in common shares acquired in open-market purchases. It is contemplated that the Funds will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the day before the next “ex-dividend” date, which will be approximately ten days. If, before the Plan Administrator has completed its open-market purchases, the market price per common share exceeds the NAV per common share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued common shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Administrator is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued common shares at the NAV per common share at the close of business on the last purchase date; provided that, if the NAV is less than or equal to 95% of the then current market price per common share, the dollar amount of the dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of record shareholders such as banks, brokers, or nominees which hold common shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record holder as held for the account of beneficial owners who participate in the Plan.

Annual Shareholder Report

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state, or local income tax that may be payable (or required to be withheld) on such dividends. Participants that request a sale of shares through the Plan Administrator are subject to a $15.00 sales fee and a $0.12 per share sold brokerage commission.

Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011 or by telephone at (800) 730-6001.

The address of the principal office of the Funds is 4000 Ericsson Drive, Warrendale, PA 15086-7561.

The Funds' transfer agent is Computershare Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011.

Disclosure Update

Market Update

Federated Premier Municipal Income Fund will maintain a dollar-weighted average portfolio maturity of 10 to 30 years. Previously, it maintained a dollar-weighted average portfolio maturity of 15 to 30 years.

As previously, Federated Premier Municipal Income Fund will continue to maintain a dollar-weighted average duration of 13 years or less. Federated Premier Municipal Income Fund's average portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in Federated Premier Municipal Income Fund's portfolio, except that: (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand; (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand; and (4) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. The average portfolio maturity of the Fund is dollar-weighted based upon the market value of Federated Premier Municipal Income Fund's securities at the time of calculation. Federated Premier Municipal Income Annual Shareholder Report

Fund's average portfolio maturity will be determined based on the actual stated maturity dates of the debt securities in Federated Premier Municipal Income Fund's portfolio whether or not a security is subject to redemption at the option of the issuer prior to the security's stated maturity.

Mary Jo Ochson is no longer a co-portfolio manager of Federated Premier Municipal Income Fund or Federated Premier Intermediate Municipal Income Fund. Co-portfolio managers R.J. Gallo and Lee R. Cunningham, who have acted as such since the inception of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, remain primarily responsible for the day-to-day management of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information go to the “Products” section of the Web site, select “Closed-End Funds,” select the name of the Fund, then select “Shareholder and Regulatory Reports” from the left menu. This information is also available directly from the EDGAR database on the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors Web site at FederatedInvestors.com by clicking on “Closed-End Funds,” selecting the name of the Fund, then selecting “Portfolio Holdings” from the left menu.

Source of Distributions - Notice

Under the federal securities laws, the Funds are required to provide a notice to shareholders regarding the source of distributions made by the Funds if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Funds' distributions, if applicable, is available in the “Products” section of Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Notice to Shareholders - Source of Distribution” link under “Related Information.”

Annual Shareholder Report

Certification Disclosure

In October 2009, the Funds' Chief Executive Officer submitted to the New York Stock Exchange the annual certification as to compliance with the Exchange's Corporate Governance Listing Standards required by Section 303A.12(a) of the Exchange's Listed Company Manual. The certification was unqualified.

The Funds' reports on Form N-CSR and Form N-Q filed with the SEC during the past fiscal year, including the annual report for the year ended November 30, 2008, have contained the certifications of the Funds' Chief Executive Officer and Chief Financial Officer regarding the quality of the Funds' public disclosure required by Section 302 of the Sarbanes-Oxley Act.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers itsSemi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.

Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31423M105
Cusip 31423M204
Cusip 31423P108
Cusip 31423P207

29861 (1/10)

Privacy Policy Also Enclosed
See Page i, ii, and iii

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 12.	Exhibits

The following exhibits are filed with this report:

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer.

(b)		Certifications pursuant to 18 U.S.C. section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Federated Premier Intermediate Municipal Income Fund

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010